NOTES PAYABLE - Long-term debt future maturities (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
2026	$ 4,983,024
2027	1,697,611
Total	6,680,635
Note Payable
Debt Instrument [Line Items]
2026	562,727
2027	1,697,611
Total	2,260,338
Convertible Note
Debt Instrument [Line Items]
2026	4,420,297
Total	$ 4,420,297	$ 2,233,712